Components of Deferred Tax Assets and Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred tax assets:
Valuation allowance	$ (1.9)	$ (0.3)
Predecessor [Member]
Deferred tax assets:
Net operating loss carryforwards	1.3	16.0	7.7
Real estate and other property	1.1
Unearned revenue	0.1	5.7	4.2
Other		0.3	0.9
Total deferred tax assets	2.5	22.0	12.8
Valuation allowance	(1.9)	(0.3)	(0.1)
Total deferred tax assets, net of valuation allowance	0.6	21.7	12.7
Deferred tax liabilities:
Real estate and other property		17.5	8.2
Employee compensation	0.1	1.7	0.6
Other		0.6	0.5
Total deferred tax liabilities	0.1	19.8	9.3
Net deferred tax assets	$ 0.5	$ 1.9	$ 3.4